34. EARNING (LOSS) PER SHARE (Details) - ARS ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earning Loss Per Share Details
Earning (loss) for continuing operations attributable to the equity holders of the Company	$ 4,623	$ (93)	$ 3,065
Weighted average amount of outstanding shares, continuing operations	1,971,000,000	1,736,000,000	1,347,000,000
Basic and diluted earnings (loss) per share for continuing operations	$ 2.3455	$ (0.0536)	$ 2.2760
(Loss) Earning for discontinued operations attributable to the equity holders of the Company	$ (17)	$ 82	$ 0
Weighted average amount of outstanding shares, discontinued operations	1,971,000,000	1,736,000,000	1,347,000,000
Basic and diluted (loss) earnings per share for discontinued operations	$ (0.0086)	$ 0.0472	$ .0000
Earning (loss) attributable to the equity holders of the Company	$ 4,606	$ (11)	$ 3,065
Weighted average amount of outstanding shares	1,971,000,000	1,736,000,000	1,347,000,000
Basic and diluted earnings (loss) per share	$ 2.3369	$ (0.0063)	$ 2.2760